Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
QIAGEN N.V. AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(in thousands)	Balance at Beginning of Year	Provision Charged to Expense	Write-Offs	Foreign Exchange and Other	Balance at End of Year
Year Ended December 31, 2013:
Allowance for doubtful accounts	$5,221	$6,901	$(1,527)	$88	$10,683
Year Ended December 31, 2014:
Allowance for doubtful accounts	$10,683	$1,363	$(2,263)	$(936)	$8,847
Year Ended December 31, 2015:
Allowance for doubtful accounts	$8,847	$2,093	$(2,022)	$(1,663)	$7,255